Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Statutory income tax rate	35.00%
Income taxes paid (recovered)	$ 329,563	$ 250,127	$ 74,460
Tax payable	119	134
Interest and penalties expense related to unrecognized tax benefits	(10,701)	2,180	$ 2,571
Accrued interest and penalties related to unrecognized tax benefits	1,431	12,132
AZOA
Income Tax Disclosure [Line Items]
Tax payable	$ 291,948	$ 79,981